[Logo] Federated Investors

Federated Fund for U.S. Government Securities, Inc.
(formerly, Fund for U.S. Government Securities, Inc.)

[Graphic]

27TH SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996

ESTABLISHED 1969

INCOME

PRESIDENT'S MESSAGE

[Graphic]

Dear Fellow Shareholder:

Federated Fund for U.S. Government Securities, Inc. was created in 1969, and
I am pleased to present the 27th Semi-Annual Report.

This report covers the six-month period from April 1, 1996, through September 30, 1996. It begins with an investment discussion with the fund's portfolio manager, Kathy Foody-Malus, Vice President, Federated Advisers. Following her discussion are graphs depicting the fund's long-term investment performance, a complete list of the fund's broadly diversified U.S. government bond portfolio holdings, and the fund's financial statements.

To pursue an attractive level of income, the fund invests primarily in short-to-intermediate term U.S. government mortgage-backed securities along with U.S. Treasury notes and bonds. During the six-month reporting period, the fund maintained a strong focus on mortgage-backed securities for their good long-term value and their current yield spread over Treasurys. As of September 30, 1996, 87.7% of the fund's $1.4 billion portfolio was invested in Government National Mortgage Association securities, 10.3% was in U.S. Treasurys, and the remainder was in short-term issues or overnight repurchase agreements. The fund's portfolio maintained its AAAf rating by Standard & Poor's Ratings Group, the highest rating given by this independent mutual fund rating service.*

The public's perception regarding bonds during 1996 has been serious concern over inflation. This had a negative impact on prices across the bond market.
Mortgage-backed bonds, however, were much less affected. Consistent with the bond market environment during the six-month period, the fund's total return
(based on net asset value) and per share income performance was a modest positive figure:**

                    TOTAL RETURN      INCOME
 Class A Shares        2.06%          $0.25
 Class B Shares        1.62%          $0.21
 Class C Shares        1.63%          $0.21


Thank you for investing a portion of your wealth in Federated Fund for U.S. Government Securities, Inc.

* An AAAf rating means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

** Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares, Class B Shares, and Class
   C Shares were -2.58%, -3.91%, and 0.58%, respectively.

Federated has been active in the management of U.S. government bonds since 1969 -- 27 years where experience has been crucial in helping to provide shareholders with income and liquidity. Those 27 years have seen interest rates rise sharply from 1969 to 1980 and decline gradually from 1980 to 1996. We expect that interest rates will continue to trend downward.

Remember, reinvesting your earnings can be a convenient way to help build the value of your account -- and help your shares increase through the benefit of monthly compounding.

Sincerely,

[Graphic]
J. Christopher Donahue
President
November 15, 1996

INVESTMENT REVIEW

[Graphic]

Kathy Foody-Malus
Vice President
Federated Advisers

JUST WHEN 1994'S RATE ENVIRONMENT AND NEGATIVE BOND MARKET NEARLY FADED
FROM
MEMORY, 1996 SAW A RETURN OF RISING INTEREST RATES AND FALLING BOND PRICES -- WITHOUT ANY ACTION BY THE FEDERAL RESERVE BOARD. CAN YOU COMMENT?

The economy in the first few months of 1996, by all definitions, was robust;
second quarter GDP was 4.8%, following first quarter GDP growth of 2.0%. On a year-over-year basis, GDP growth was up 2.6% in the second quarter, which was the highest quarter since the first quarter of 1995. As the second half of 1996 started, the economic data being released initially showed signs of weakness. However, this optimism was short-lived, as stronger economic numbers surfaced in August that forced yields on Treasurys to year-to-date highs. For example, both consumer outlays and factory output rebounded in August from the early summer doldrums. The labor market has continued to tighten as payroll growth on a year-to-date basis has averaged 236,000 per month, and wage inflation is continuing to pick up.

These economic numbers, in combination with the revelation that the Federal Reserve Board (the "Fed") assumed a tightening bias at the July meeting, have bond market participants anticipating when the Fed will tighten monetary policy. We anticipate continued gnashing of teeth and wringing of hands by investors as to what course of action the Fed pursues over the balance of 1996.

HOW HAVE MORTGAGE-BACKED SECURITIES FARED?

The year-to-date performance of the mortgage market has been stellar versus other fixed-income asset classes. The mortgage market has benefited from a continued decline in prepayment volatility. In order for the mortgage market to become concerned about prepayment pressures, interest rates on 10-year U.S. Treasury notes would have to decline about 125 basis points. Other factors -- such as two-thirds of the mortgage-backed securities selling at a discount, decreased issuance of fixed-rate mortgages, and tight spread levels on asset-backed and corporate securities -- bode well for the mortgage market.

Near-term performance prospects continue to appear favorable as the fourth quarter begins. The technicals continue to look fair for the mortgage market due to a combination of low prepayment volatility and an anticipated decline in supply due to housing affordability and the fall/winter seasonal effects.

IN THIS ENVIRONMENT, HOW DID FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. PERFORM FOR SHAREHOLDERS DURING THE SIX-MONTH REPORTING PERIOD ENDED SEPTEMBER 30, 1996?

The fund provided a dividend stream totaling $0.25 per Class A Shares,
$0.21
per Class B Shares, and $0.21 per Class C Shares. The Class A Shares' total return, which is net of fund operating expenses, for the six-month fiscal period ended September 30, 1996, was 2.06% based on net asset value. Total returns for Class B Shares and Class C Shares based on net asset value were 1.62% and 1.63%, respectively.*

These returns compare to a total return of 1.45% for the Merrill Lynch 5-Year Treasury Note Index, and 2.09% for the Lipper General U.S. Mortgage Funds Average.**

HOW MUCH OF THE FUND IS IN MORTGAGE-BACKED SECURITIES AND TREASURYS, AND WHY? AND WHAT IS THE FUND'S CURRENT DURATION?

We continue to favor a strong position in mortgage-backed securities due to our belief that they offer good long-term value versus comparable government securities.

The U.S. Treasury position currently represents 10% of overall assets, and provides duration and positive upside potential to the overall portfolio. As of September 30, 1996, the portfolio composition was:

Government National Mortgage Association      87.7%
U.S. Treasurys                                10.3%
Repurchase Agreements                          2.0%


The fund's current average effective duration is 4.2 years.

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed,
  may be worth more or less than their original cost. Total returns for the period based on offering price for Class A Shares, Class B Shares, and
Class
  C Shares were -2.58%, -3.91%, and 0.58%, respectively.

** The Merrill Lynch 5-Year Treasury Note Index is an unmanaged one-security index in which the current "on-the-run" note remains in the index until a new one is auctioned and settles. The only bonds eligible for inclusion in the index are auctioned U.S. Treasury notes with five years to maturity. Investments cannot be made in an index. Lipper General U.S. Mortgage
Funds
   Average represents the average of the total returns reported by all mutual funds designated by Lipper Analytical Services, Inc. as falling into the U.S. Mortgage Funds category. The category contains funds that invest at least 65% of assets in mortgages/securities issued or guaranteed as to the
   principal and interest by the U.S. government and certain federal agencies.
   Lipper figures do not reflect sales charges.

WHAT ARE THE REASONS THAT INVESTORS SHOULD BUY AND HOLD SHARES OF THIS
FUND?

Federated Fund for U.S. Government Securities, Inc. is designed for the investor who wants exposure to the U.S. government market through intermediate maturities. The portfolio is managed to pursue an attractive income stream over comparable U.S. Treasury securities by blending mortgage-backed securities and U.S. Treasurys.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $27,000 IN THE CLASS A SHARES OF FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. ON 10/6/69, REINVESTED YOUR DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT
WOULD BE WORTH $191,464 ON 9/30/96. YOU WOULD HAVE EARNED A 7.53%* AVERAGE ANNUAL TOTAL RETURN FOR THE 27-YEAR INVESTMENT LIFESPAN -- QUITE ATTRACTIVE FOR A GOVERNMENT INCOME FUND, ESPECIALLY DURING A TIME WHEN THE ECONOMIC MARKETS WENT THROUGH SEVERAL CYCLES.

One key to investing wisely is to reinvest all distributions in fund shares.
This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/96, the Class A Shares' average annual one-year, five-year, and ten-year total returns were -0.28%, 4.48%, and 6.94%, respectively. The Class B Shares' average annual one-year and since inception (7/25/94) total returns were -2.09% and 4.29%, respectively. The Class C Shares' average annual one-year and since inception (4/26/93) total returns were 2.45% and 3.46%, respectively.*

GRAPHIC REPRESENTATION `A'' OMITTED. SEE APPENDIX

* The total return stated takes into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, and the 1.00% contingent deferred sales charge for Class C
Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 27 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $92,232.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated Fund for U.S. Government Securities, Inc. on 10/6/69, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $27,000, but your account would have reached a total value of $92,232* by 9/30/96. You would have earned an average annual total return of 7.87%.

A practical investment plan helps you pursue long-term performance from U.S.
government securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time.
Put time, money, and compounding to work!

GRAPHIC REPRESENTATION `B'' OMITTED. SEE APPENDIX

* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at
  various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC. --
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR CURRENT INCOME

Ten years ago, on September 30, 1986, Anne and Denny Laughlin, an imaginary working couple with no children, had to decide how to invest a $100,000 inheritance from her late father's estate. They chose Federated Fund for U.S. Government Securities, Inc. because it invests in government securities which traditionally are some of the safest, most creditworthy securities issued in America.*

They like the way they can use their Federated Fund for U.S. Government Securities, Inc. account for an occasional extravagance -- like a $50,000 Jaguar -- without touching their original principal.

The Laughlin's account totaled $197,083 as of 9/30/96 for a total return of 7.02%.**

GRAPHIC REPRESENTATION `C'' OMITTED. SEE APPENDIX

* Fund shares are not guaranteed and their value will fluctuate.

** This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder.
Past
   performance does not guarantee future results.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

    PRINCIPAL
     AMOUNT
VALUE
 LONG-TERM U.S. GOVERNMENT OBLIGATIONS -- 98.6%
               (a)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION MPT -- 88.3%
 $  13,764,323     6.000%, 1/15/2024
$   12,495,252
    90,202,183     6.500%, 2/15/2024-7/15/2024
84,394,064
   276,227,097     7.000%, 7/15/2023-3/15/2026
266,626,708
   261,332,348     7.500%, 12/15/2021-9/15/2026
258,225,107
   264,111,285     8.000%, 1/15/2022-9/15/2026
266,665,242
       514,276     8.200%, 6/15/2012-5/15/2013
516,626
    93,107,530     8.500%, 5/15/2018-8/15/2026
95,801,089
   104,407,828     9.000%, 12/15/2019-10/15/2026
109,470,943
    42,201,464     9.500%, 9/15/2016-10/15/2026
45,491,169
     3,200,000 (b) 9.500%, 10/15/2026
3,430,944
    31,052,805    10.000%, 4/15/2016-8/15/2020
33,914,943
    10,657,885    10.500%, 10/15/2015-9/15/2019
11,770,141
    11,008,522    11.000%, 12/15/2009-10/15/2019
12,319,087
    15,196,701    11.500%, 3/15/2010-9/15/2018
17,205,360
    12,789,198    12.000%, 5/15/2011-1/15/2016
14,647,468
     1,641,655    12.500%, 2/15/2011-5/15/2015
1,896,604
     2,006,572    13.000%, 1/15/2011-12/15/2014
2,327,315
                    Total
1,237,198,062
               (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
       458,149    11.000%, 10/1/2010
511,115
                  U.S. TREASURY BONDS -- 2.4%
    10,300,000     7.125%, 2/15/2023
10,377,353
    10,900,000     8.125%, 8/15/2019
12,193,285
     2,500,000     8.750%, 5/15/2017
2,956,325
     6,030,000     9.250%, 2/15/2016
7,432,457
                     Total
32,959,420


PORTFOLIO OF INVESTMENTS

    PRINCIPAL
     AMOUNT
VALUE
 LONG-TERM U.S. GOVERNMENT OBLIGATIONS -- CONTINUED
                   U.S. TREASURY NOTES -- 7.9%
 $  18,200,000     5.250%, 12/31/1997
$  18,064,227
    20,000,000     5.500%, 11/15/1998
19,749,000
    16,000,000     6.125%, 9/30/2000
15,844,480
    17,400,000     6.500%, 5/31/2001
17,433,234
    14,000,000     7.250%, 2/15/1998
14,233,380
    24,600,000     7.500%, 11/15/2001-2/15/2005
25,810,723
                     Total
111,135,044
                     TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS
                     (IDENTIFIED COST $1,381,921,385)
1,381,803,641
 (C)REPURCHASE AGREEMENTS -- 2.1%
    26,800,000     BT Securities Corporation, 5.720%, dated 9/30/1996, due
10/1/1996       26,800,000
     3,200,000 (d) Morgan Stanley & Co., Incorporated, 5.410%, dated
9/24/1996,
                   due 10/23/1996
3,200,000
                     TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)
30,000,000
                     TOTAL INVESTMENTS (IDENTIFIED COST $1,411,921,385)(E)
$1,411,803,641


(a) Because of monthly principal payments, the average lives of the Government National Mortgage Association Modified Participation Certificates and Federal National Mortgage Association Pass-Through Securities are less than the indicated periods.

(b) This security is subject to dollar roll transactions.

(c) The repurchase agreements are fully collateralized by U.S.
    Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e) The cost of investments for federal tax purposes amounts to $1,411,921,385. The net unrealized depreciation of investments on a federal tax basis amounts to $117,744 which is comprised of $12,466,466 appreciation and $12,584,210 depreciation at September 30, 1996.

The following acronym is used throughout this portfolio:

MPT -- Modified Pass Through

Note: The categories of investments are shown as a percentage of net assets
      ($1,401,719,497) at September 30, 1996.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1996 (UNAUDITED)

 ASSETS:
 Total investments in securities (identified and tax cost, $1,411,921,385)
$1,411,803,641
 Cash
35,655
 Income receivable
10,056,065
 Receivable for investments sold
19,038,569
 Receivable for shares sold
425,571
   Total assets
1,441,359,501
 LIABILITIES:
 Payable for investments purchased
$27,956,810
 Payable for shares redeemed
466,929
 Income distribution payable
7,342,532
 Payable for dollar roll transactions
3,460,448
 Accrued expenses
413,285
   Total liabilities
39,640,004
 Net Assets for 182,271,120 shares outstanding
$1,401,719,497
 NET ASSETS CONSIST OF:
 Paid in capital
1,587,700,317
 Net unrealized depreciation of investments
(117,744)
 Accumulated net realized loss on investments
(193,584,429)
 Undistributed net investment income
7,721,353
   Total Net Assets
$1,401,719,497
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS
 PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($1,234,296,232 / 160,500,243 shares
outstanding)                            $7.69
 Offering Price Per Share (100/95.50 of $7.69)*
$8.05
 Redemption Proceeds Per Share
$7.69
 CLASS B SHARES:
 Net Asset Value Per Share ($97,906,646 / 12,731,076 shares outstanding)
$7.69
 Offering Price Per Share
$7.69
 Redemption Proceeds Per Share (94.50/100 of $7.69)**
$7.27
 CLASS C SHARES:
 Net Asset Value Per Share ($69,516,619 / 9,039,801 shares outstanding)
$7.69
 Offering Price Per Share
$7.69
 Redemption Proceeds Per Share (99.00/100 of $7.69)**
$7.61


 * See "How to Purchase Shares" in the prospectus.
** See "Contingent Deferred Sales Charge" in the prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $4,122,032)
$54,711,656
 EXPENSES:
 Investment advisory fee
$4,042,966
 Administrative personnel and services fee
546,470
 Custodian fees
133,318
 Transfer and dividend disbursing agent fees and expenses
677,818
 Directors'/Trustees' fees
13,849
 Auditing fees
10,503
 Legal fees
3,999
 Portfolio accounting fees
81,305
 Distribution services fee -- Class B Shares
356,664
 Distribution services fee -- Class C Shares
277,243
 Shareholder services fee -- Class A Shares
1,595,809
 Shareholder services fee -- Class B Shares
118,888
 Shareholder services fee -- Class C Shares
92,414
 Share registration costs
25,038
 Printing and postage
73,699
 Insurance premiums
11,681
 Taxes
177,398
 Miscellaneous
7,021
   Total expenses
8,246,083
 Waivers --
   Waiver of shareholder services fee -- Class A Shares    $(668,790)
   Waiver of shareholder services fee -- Class B Shares       (2,393)
   Waiver of shareholder services fee -- Class C Shares       (1,736)
     Total waivers
(672,919)
       Net expenses
7,573,164
         Net investment income
47,138,492
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments
(20,437,961)
 Net change in unrealized appreciation
1,268,499
 of investments
   Net realized and unrealized gain on investments
(19,169,462)
     Change in net assets resulting from operations
$27,969,030


(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)
STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS

ENDED               YEAR

(UNAUDITED)            ENDED

SEPTEMBER 30,        MARCH 31,

1996               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income
$  47,138,492        $ 102,434,216
 Net realized gain (loss) on investments  ($20,437,961 net
 loss and $4,621,860 net loss, respectively, as computed for federal tax purposes)
(20,437,961)          15,733,325
 Net change in unrealized appreciation (depreciation)
1,268,499            7,914,175
   Change in net assets resulting from operations
27,969,030          126,081,716
 NET EQUALIZATION CREDITS/(DEBITS) --
(736,552)            (663,008)
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
   Class A Shares
(40,456,658)         (95,810,418)
   Class B Shares
(2,640,566)          (4,295,610)
   Class C Shares
(2,026,156)          (4,916,823)
     Change in net assets resulting from distributions to shareholders
(45,123,380)        (105,022,851)
 SHARE TRANSACTIONS --
 Proceeds from sale of shares
73,087,895          203,854,783
 Net asset value of shares issued to shareholders in payment of distributions declared
23,657,513           65,198,244
 Cost of shares redeemed
(180,525,319)        (268,563,700)
   Change in net assets resulting from share transactions
(83,779,911)             489,327
     Change in net assets
(101,670,813)          20,885,184
 NET ASSETS:
 Beginning of period
1,503,390,310        1,482,505,126
 End of period (including undistributed net investment income of
 $7,721,353 and $6,442,791, respectively)
$1,401,719,497       $1,503,390,310


(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)
FINANCIAL HIGHLIGHTS -- CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX
                       MONTHS
                        ENDED
                     (UNAUDITED)
                      SEPTEMBER 30,
YEAR ENDED MARCH 31,
                         1996        1996        1995       1994
1993        1992         1991       1990
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD                 $ 7.78      $ 7.67      $ 7.89     $ 8.50       $
8.51      $ 8.41      $ 8.23     $ 8.01
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
  income                  0.26        0.54        0.57       0.63
0.71        0.75        0.77       0.78
  Net realized and
  unrealized gain
  (loss) on
  investments            (0.10)       0.12       (0.23)     (0.61)
(0.03)       0.08        0.19       0.21
  Total from
  investment
  operations              0.16        0.66        0.34       0.02
0.68        0.83        0.96       0.99
 LESS DISTRIBUTIONS
  Distributions
  from net
  investment
  income                 (0.25)      (0.55)      (0.56)     (0.63)
(0.69)      (0.73)      (0.78)     (0.77)
 NET ASSET VALUE,
 END OF PERIOD          $ 7.69      $ 7.78      $ 7.67     $ 7.89       $
8.50      $ 8.51      $ 8.41     $ 8.23
 TOTAL RETURN(A)          2.06%       8.77%       4.59%      0.13%
8.31%      10.20%      12.12%     12.59%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses                0.95%*      0.95%       0.95%      0.88%
0.83%       0.91%       0.97%      0.96%
  Net investment
  income                  6.62%*      6.80%       7.41%      7.50%
8.33%       8.69%       9.21%      9.32%
  Expense waiver/
  reimbursement(b)        0.11%*      0.11%       0.02%        --         -
-          --        --           0.04%
 SUPPLEMENTAL
 DATA
  Net assets,
  end of period
  (000 omitted)     $1,234,296  $1,330,272  $1,367,710  $1,693,293
$1,844,712   $1,384,117  $1,133,017 $1,039,493
  Portfolio
  turnover                  85%        157%        154%        149%
52%          43%         27%        98%

                        1989        1988         1987
 NET ASSET VALUE,
 BEGINNING OF
 PERIOD               $ 8.41      $ 8.56       $ 8.77
 INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
  income                0.76        0.78         0.80
  Net realized and
  unrealized gain
  (loss) on
  investments          (0.40)      (0.15)       (0.21)
  Total from
  investment
  operations            0.36        0.63         0.59
 LESS DISTRIBUTIONS
  Distributions
  from net
  investment
  income              (0.76)       (0.78)       (0.80)
 NET ASSET VALUE,
 END OF PERIOD       $ 8.01       $ 8.41       $ 8.56
 TOTAL RETURN(A)       4.47%        7.66%        7.23%
 RATIOS TO AVERAGE
 NET ASSETS
  Expenses             0.96%        0.96%        0.95%
  Net investment
  income               9.22%        9.31%        9.24%
  Expense waiver/
  reimbursement(b)       --         0.01%        0.05%
 SUPPLEMENTAL
 DATA
  Net assets,
  end of period
  (000 omitted) $1,054,055 $1,150,395 $1,193,389
  Portfolio
  turnover        83%        72%       135%


* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)
FINANCIAL HIGHLIGHTS -- CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                              ENDED
                                           (UNAUDITED)               YEAR
ENDED
                                           SEPTEMBER 30,
MARCH 31,
                                               1996              1996
1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD        $ 7.78             $ 7.67
$ 7.75
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.22               0.49
0.37
  Net realized and unrealized gain (loss)
  on investments                              (0.10)              0.11
(0.06)
  Total from investment operations             0.12               0.60
0.31
 LESS DISTRIBUTIONS
  Distributions from net investment income    (0.21)             (0.49)
(0.37)
  Distributions in excess of net
  investment income(b)                          --                 --
(0.02)
  Total distributions                         (0.21)             (0.49)
(0.39)
 NET ASSET VALUE, END OF PERIOD              $ 7.69             $ 7.78
$ 7.67
 TOTAL RETURN(C)                               1.62%              7.90%
4.13%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                     1.80%*             1.78%
1.76%*
  Net investment income                        5.78%*             5.93%
7.02%*
  Expense waiver/reimbursement(d)              0.01%*             0.04%
0.06%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)   $97,907            $93,169
$34,276
  Portfolio turnover                             85%               157%
154%


* Computed on an annualized basis.

(a) Reflects operations for the period from July 25, 1994 (date of initial public offering) to March 31, 1995.

(b) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

FINANCIAL HIGHLIGHTS -- CLASS C SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                           ENDED
                                        (UNAUDITED)
YEAR ENDED
                                        SEPTEMBER 30,
MARCH 31,
                                           1996             1996
1995           1994(A)
 NET ASSET VALUE, BEGINNING OF           $ 7.78            $ 7.67        $
7.89          $ 8.54
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                    0.22              0.47
0.51            0.54
  Net realized and unrealized             (0.10)             0.12
(0.23)          (0.63)
  gain (loss) on investments
  Total from investment operations         0.12              0.59
0.28           (0.09)
 LESS DISTRIBUTIONS
  Distributions from net investment
  income                                  (0.21)            (0.48)
(0.50)          (0.54)
  Distributions in excess of net
  investment income(b)                       --                --
--             (0.02)
  Total distributions                     (0.21)            (0.48)
(0.50)          (0.56)
 NET ASSET VALUE, END OF PERIOD          $ 7.69            $ 7.78        $
7.67          $ 7.89
 TOTAL RETURN(C)                           1.63%             7.85%
3.72%          (1.17%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                1.80%*             1.79%
1.79%           1.81%*
  Net investment income                   5.77%*             5.96%
6.56%           6.45%*
  Expense waiver/reimbursement(d)         0.01%*             0.02%
0.02%             --
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                        $69,517            $79,949
$80,519        $103,433
  Portfolio turnover                        85%               157%
154%            149%


* Computed on an annualized basis.

(a) Reflects operations for the period from April 26, 1993 (date of initial public offering) to March 31, 1994.

(b) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1996 (UNAUDITED)

1. ORGANIZATION

Federated Fund for U.S. Government Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares.
The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- U.S. government securities, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities
   are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days
or
   less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the
Federal
   Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to
   monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed
   by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties
   to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are
   amortized as required by the Internal Revenue Code, as amended (the
"Code").
   Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)
   At March 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $173,124,568, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION        EXPIRATION
      YEAR            AMOUNT
      1997         $ 13,496,695
      1999         $  4,037,707
      2000         $  2,560,450
      2001         $  5,923,640
      2002         $ 19,160,797
      2003         $123,323,419
      2004         $  4,621,860


   EQUALIZATION -- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales
and
   costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income.
   As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-
issued
   securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the
   settlement date.

   DOLLAR ROLL TRANSACTIONS -- The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon
and
   maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

3. CAPITAL STOCK

At September 30, 1996, par value shares ($ 0.001 per share) authorized were as follows:

                        # OF PAR VALUE
 CLASS NAME        CAPITAL STOCK AUTHORIZED
 Class A Shares          750,000,000
 Class B Shares          500,000,000
 Class C Shares          750,000,000
 Total                 2,000,000,000


Transactions in capital stock were as follows:

                                 SIX MONTHS
                                   ENDED                        YEAR ENDED
                               SEPTEMBER 30, 1996            MARCH 31, 1996
 CLASS A SHARES             SHARES          AMOUNT         SHARES
AMOUNT
 Shares sold             5,968,624      $ 45,584,370      14,028,935   $
109,836,978
 Shares issued to
 shareholders
 in payment of
 distributions
 declared                2,814,269        21,411,280       7,725,001
60,313,945
 Shares redeemed       (19,286,081)     (147,077,584)    (29,072,831)
(227,106,948)
 Net change
 resulting
 from Class A
 Share transactions    (10,503,188)    $ (80,081,934)    (7,318,895)   $
(56,956,025)
                             SIX MONTHS ENDED                     YEAR
ENDED
                           SEPTEMBER 30, 1996                   MARCH 31,
1996
 CLASS B SHARES          SHARES            AMOUNT            SHARES
AMOUNT
 Shares sold             2,343,755      $ 18,064,294        9,233,866     $
72,641,142
 Shares issued to
 shareholders
 in payment of
 distributions
 declared                  168,263         1,290,140          309,614
2,434,786
 Shares
 redeemed               (1,758,886)      (13,525,641)      (2,034,581)
(16,019,590)
 Net change
 resulting
 from Class B
 Share
 transactions              753,132       $ 5,828,793        7,508,899     $
59,056,338


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

                             SIX MONTHS ENDED                     YEAR
ENDED
                           SEPTEMBER 30, 1996                   MARCH 31,
1996
 CLASS C SHARES          SHARES            AMOUNT            SHARES
AMOUNT
 Shares sold             1,224,771      $ 9,439,231         2,705,784     $
21,376,663
 Shares issued to
 shareholders in
 payment of
 distributions
 declared                  124,696          956,093           311,557
2,449,513
 Shares redeemed        (2,586,631)     (19,922,094)       (3,235,263)
(25,437,162)
  Net change
  resulting from
  Class C Share
  transactions          (1,237,164)   $  (9,526,770)         (217,922)    $
(1,610,986)
  Net change
  resulting from
  share transactions   (10,987,220)   $ (83,779,911)          (27,918)
$ 489,327


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to (a) a maximum of 0.25% of the average daily net assets
   of the Fund, and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of
   Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan
(the
   "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares.
The
   Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                              PERCENTAGE OF
                              AVERAGE DAILY
    SHARE CLASS NAME           NET ASSETS
    Class B Shares                0.75%
    Class C Shares                0.75%



FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
(FORMERLY, FUND FOR U.S. GOVERNMENT SECURITIES, INC.)

   SHAREHOLDER SERVICES FEE -- Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay
FSS
   up to 0.25% of average daily net assets of the Fund shares for the period.
   The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. GENERAL -- Certain of the Officers and Directors of the Fund are
Officers
   and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1996, were as follows:

PURCHASES                                        $1,199,852,013
SALES                                            $1,325,221,755


DIRECTORS

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
S. Elliott Cohan
  Assistant Secretary
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.


Federated Investors

[Graphic]

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors.

[Graphic]

Cusip 314182106
Cusip 314182205
Cusip 314182304
8110105 (11/96)

            FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES, INC.
                                 APPENDIX

A. The graphic representation here displayed, entitled "Initial Investment of $27,000", consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.
The lighter shaded portion represents Reinvested Income and the darker shaded portion represents the Principal Value of $27,000 Investment (2,578 Shares). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $27,000 in the Class A Shares of Federated Fund for U.S. Government Securities, Inc. on 10/6/69 would have a reinvested total worth of $191,464 on 9/30/96. The "x" axis reflects biennial computation periods from 10/6/69 to 9/30/96. The right margin of the chart reflects the ending values of a hypothetical investment of $27,000 in the Fund measured in increments of $25,000 ranging from $0 to $200,000.

B. The graphic representation here displayed, entitled "Yearly Investments of $1,000", consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart.
The lighter shaded portion represents Reinvested Income and the darker shaded portion represents the Principal Value of $1,000 Investments (totaling $27,000 by 9/30/96). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that if you had started investing $1,000 annually in the Class A Shares of Federated Fund for U.S. Government Securities, Inc. on 10/6/69, you would have a reinvested total worth of $92,232/11,930 Shares on 9/30/96. The "x" axis reflects biennial computation periods from 10/6/69 to 9/30/96. The right margin reflects the ending values of a hypothetical annual investment of $1,000 in the Fund measured in increments of $10,000 ranging from $0 to $100,000.
C. The graphic representation here displayed, entitled "Income Over Time", consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The lighter shaded portion represents the value of Reinvested Income and the darker shaded portion represents the Principal Value of $100,000 Investment (11,173 Shares). The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an original $100,000 investment in Federated Fund for U.S. Government Securities, Inc. on 9/30/86 would have a reinvested total worth of $197,083/25,492 Shares on 9/30/96. The "x" axis reflects annual computation periods from 9/30/86 to 9/30/96. The right margin reflects the ending values of a hypothetical investment of $100,000 in the Fund measured in $25,000 increments ranging from $0 to $200,000.